CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Trade sales, services and fees, net	$ 2,212	$ 1,938	$ 2,130
Cost of goods sold	2,020	1,778	1,892
Operating expenses:
Selling, general and administrative	155	156	182
Restructuring, impairment and plant closing and transition costs	68	58	33
Other operating expense, net	27	14	10
Total operating expenses	250	228	225
Operating (loss) income	(58)	(68)	13
Interest expense	(71)	(64)	(53)
Interest income	12	12	12
Other income, net	12	27	8
Loss before income taxes	(105)	(93)	(20)
Income tax benefit (expense)	31	(12)	(150)
Net loss	(74)	(105)	(170)
Net income attributable to noncontrolling interests	(3)	(7)	(5)
Net loss attributable to Venator	$ (77)	$ (112)	$ (175)
Per Share Data:
Loss attributable to Venator Materials PLC ordinary shareholders, basic (USD per share)	$ (0.72)	$ (1.05)	$ (1.64)
Loss attributable to Venator Materials PLC ordinary shareholders, diluted (USD per share)	$ (0.72)	$ (1.05)	$ (1.64)